Submission	Oct. 23, 2025
Submission [Line Items]
Central Index Key	0000804269
Registrant Name	General Motors Financial Company, Inc.
Registration File Number	333-268704
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A